November 23, 1998


VIA EDGAR
--------------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  AUSA Life Insurance Company, Inc. Separate Account C --
     Prism Variable Annuity
     File No. 333-65159, 811-9062, CIK 947506
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), AUSA Insurance Company, Inc. Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies: Acacia Capital Corporation and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Acacia Capital Corporation (CIK: 708950) filed September 10, 1998
 .  Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed September
   2, 1998


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel